SUBSEQUENT EVENTS (Schedule of significant assumptions used in the valuation) (Details) (Stock options [Member])	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Jan. 21, 2015	Jan. 30, 2015
Three directors [Member]
Subsequent Event [Line Items]
Expected term	5 years	5 years
Expected volatility	161.31%	185.66%
Risk free interest rate	1.35%	1.46%
Expected dividend yield	0.00%	0.00%
Officer [Member]
Subsequent Event [Line Items]
Risk free interest rate	0.77%
Expected dividend yield	0.00%
Subsequent Event [Member] | Three directors [Member]
Subsequent Event [Line Items]
Expected term			5 years
Expected volatility			161.31%
Risk free interest rate			1.35%
Expected dividend yield			0.00%
Subsequent Event [Member] | Officer [Member]
Subsequent Event [Line Items]
Expected term				5 years
Expected volatility				160.64%
Risk free interest rate				1.18%
Expected dividend yield				0.00%